Income Taxes - Summary of Breakdown of Changes in Consolidated Deferred Income Taxes (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in deferred tax liability (asset) [abstract]
Deferred income tax (charged) credited to the income statement	$ 2,938	$ 331	$ (8,489)
Deferred income tax (charged) credited to stockholders' equity	200	514	1,089
Reclassification to other captions in the statement of financial position and in the income statement	(560)	531	(5,467)
Change in deferred income tax during the period	$ 2,578	$ 1,376	$ (12,867)